REVENUES	12 Months Ended
Dec. 31, 2025
REVENUES [Abstract]
REVENUES
3.	REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2025	2024	2023
Spot Charter Revenues	211,952	273,633	346,409
Time Charter Revenues	79,738	76,109	45,278
Total Voyage Revenues	291,690	349,742	391,687

The future minimum revenues as at December 31, 2025, related to time charter agreements are as follows:

All figures in USD ‘000	Amount
2026	60,148
2027	31,516
2028	20,637
2029	13,156
2030 and thereafter	1,622
Total Future Minimum Revenues	127,079

Time charter revenues specified in the table above include revenues from six vessels in 2026, three vessels in 2027, three vessels in 2028 and one vessel in 2029.

Our spot voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations. As of December 31, 2025, and 2024, the Company has capitalized fulfilment costs of $0.7 million and $1.5 million, respectively. Revenues from two customers amounted to 18.14%, from two customer 22.5% and from two customer 20.5% of the Company consolidated revenues for the twelve months ended December 31, 2025, 2024 and 2023, respectively.

Accounts receivable, net as at December 31, 2023 were $26.3 million. Voyages in progress current assets were $11.2 million as at December 31, 2023. Deferred revenue current liabilities were $3.9 million as at December 31, 2023.

The Company recognized $5.6 million in voyage revenue for the year ended December 31, 2025, that was included in deferred revenue as at December 31, 2024. The Company recognized $3.9 million in voyage revenue for the year ended December 31, 2024 that was included in the deferred revenue as at December 31, 2023.

Voyages in progress current assets were $17.6 million and $6.6 million as of December 31, 2025, and 2024, respectively. Voyages in progress current assets fluctuate based on the number of vessels on time charter hire at year-end, the time charter fixture rates and the vessels overall progress towards their discharge port of destination. As of December 31, 2025 there were a total of 9 vessels fixed on spot charters compared to a total of 8 voyages fixed on spot charters as of December 31, 2024.